UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09469

Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
	August 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.4% (2.2% of Total Investments)
$ 1,660	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	BBB	$ 1,121,214
	Series 2007B1, 5.000%, 6/01/47
715	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	446,889
	Series 2007B2, 0.000%, 6/01/46
2,375	Total Consumer Staples			1,568,103
	Education and Civic Organizations – 4.8% (3.2% of Total Investments)
500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	3/11 at 102.00	N/R	486,220
	Averett University, Series 2001, 6.000%, 3/15/22
200	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	217,324
	VMI Development Board Project, Series 2006C, 5.000%, 12/01/36
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	511,570
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
160	5.375%, 2/01/19	2/11 at 100.00	BBB–	160,546
320	5.375%, 2/01/29	2/11 at 100.00	BBB–	320,106
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/11 at 100.00	N/R	500,520
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
2,180	Total Education and Civic Organizations			2,196,286
	Health Care – 25.5% (16.9% of Total Investments)
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A2	1,587,090
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
250	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	254,280
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/37
565	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	729,347
	Health System, Series 2009, Trust 11733, 14.518%, 11/15/29 (IF)
100	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	114,225
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	BBB+	1,031,980
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	568,785
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	503,185
	System, Series 2002B, 5.125%, 6/15/33
820	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	820,820
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
480	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	490,123
	System Inc., Series 2002A, 5.600%, 11/15/30
525	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	531,416
	Hospital, Series 2002, 5.250%, 4/01/33
800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	N/R	807,112
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
750	5.250%, 6/15/25	6/16 at 100.00	A3	790,088
360	5.250%, 6/15/31	6/16 at 100.00	A3	370,274
605	5.250%, 6/15/37	6/16 at 100.00	A3	617,348
450	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Refunding	5/20 at 100.00	AA	473,945
	Sentara Healthcare, Series 2010, 5.000%, 11/01/40
785	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	769,457
	Series 2007A, 5.250%, 9/01/37
360	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	379,670
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	756,906
	Medical Center, Series 2007, 5.125%, 1/01/31
180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	188,638
	Inc., Series 2010A, 5.625%, 4/15/39
11,245	Total Health Care			11,784,689
	Housing/Multifamily – 5.1% (3.4% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	11/11 at 102.00	AAA	1,040,910
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory
	put 11/01/19) (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20	10/10 at 100.00	AA+	1,001,200
	(Alternative Minimum Tax)
200	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	205,130
90	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	91,557
2,290	Total Housing/Multifamily			2,338,797
	Housing/Single Family – 9.3% (6.2% of Total Investments)
850	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	857,939
	7/01/31 – NPFG Insured
600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	600,660
	10/01/32 (Alternative Minimum Tax)
960	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	970,637
	1/01/33 (Alternative Minimum Tax)
480	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	483,677
	7/01/29 (Alternative Minimum Tax)
1,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	1,402,030
	7/01/32 (Alternative Minimum Tax)
4,290	Total Housing/Single Family			4,314,943
	Long-Term Care – 11.5% (7.6% of Total Investments)
700	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	652,561
	Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	315,140
	Village, Series 2005, 5.625%, 12/01/39
1,005	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,001,312
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB+	473,155
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
540	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB–	537,683
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	436,373
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	660,673
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
530	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	388,956
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
350	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	315,564
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
350	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	344,960
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
175	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	171,964
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27
5,850	Total Long-Term Care			5,298,341
	Materials – 0.7% (0.5% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/11 at 100.00	Ba3	95,071
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25
	(Alternative Minimum Tax)
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	12/10 at 100.50	Ba3	20,097
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
	Minimum Tax)
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/10 at 100.00	Ba3	211,292
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
340	Total Materials			326,460
	Tax Obligation/General – 11.4% (7.5% of Total Investments)
700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	791,350
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	973,863
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 – AGM Insured	7/15 at 100.00	AAA	728,016
400	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA	477,964
400	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	477,996
1,600	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	1,805,520
4,565	Total Tax Obligation/General			5,254,709
	Tax Obligation/Limited – 22.7% (15.0% of Total Investments)
100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	97,740
	6.750%, 3/01/22
500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003,	6/13 at 102.00	N/R	484,570
	7.500%, 6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
120	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	109,508
95	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	84,056
500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	577,570
	Uses Community Project, Series 2006, 5.000%, 5/15/18
160	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	173,973
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aa1	640,436
	2005, 5.000%, 6/01/20 – AMBAC Insured
700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	765,464
	7/01/31 – AMBAC Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	1,016,100
	0.000%, 7/01/29 – AMBAC Insured
780	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	828,836
	2010A, 5.500%, 8/01/42
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,076,800
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	A+	652,284
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
890	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AAA	950,992
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	971,885
	6.375%, 10/01/19
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	259,103
	Lien Series 2010B, 5.250%, 10/01/29
195	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA+	230,426
	5.000%, 5/01/22
280	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	397,088
	College Program, Series 2009, Trust 09-3B, 12.753%, 2/01/27 (IF)
280	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	390,435
	College Program, Series 2009, Trust 09-4B, 12.835%, 2/01/28 (IF)
345	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	345,335
	Bonds, Series 2003, 6.375%, 3/01/30
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	402,877
	5.000%, 8/01/17
11,680	Total Tax Obligation/Limited			10,455,478
	Transportation – 26.8% (17.8% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AAA	1,116,500
	Airport, Series 2005A, 5.000%, 7/01/18 – AGM Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	A	1,144,170
	Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AA–	3,134,310
	5.500%, 10/01/27 – NPFG Insured (Alternative Minimum Tax)
250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AA–	257,970
	5.000%, 10/01/21 – NPFG Insured
1,300	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	848,094
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	A	1,510,920
	FGIC Insured
500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A	514,980
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	A	563,990
	2002, 5.250%, 7/15/22 – FGIC Insured
285	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	304,049
455	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	459,696
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	2/11 at 100.00	Aa2	1,248,177
	5.250%, 8/01/23
1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%,	2/11 at 100.00	Aa2	1,252,763
	8/01/27 (Alternative Minimum Tax)
12,265	Total Transportation			12,355,619
	U.S. Guaranteed – 24.7% (16.4% of Total Investments) (4)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R (4)	538,205
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
	(Pre-refunded 1/01/12)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM	No Opt. Call	AAA	1,167,850
	Insured (ETM)
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
30	5.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	30,972
850	5.400%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	877,778
20	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (4)	22,248
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
2,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%, 1/15/21	1/11 at 101.00	AA+ (4)	2,375,904
	(Pre-refunded 1/15/11) – FGIC Insured
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun	6/12 at 101.00	N/R (4)	469,111
	Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	AAA	592,160
	6/01/18 (Pre-refunded 6/01/15)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,500	5.500%, 10/01/32 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA	1,521,630
1,500	5.500%, 10/01/40 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA	1,521,630
60	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	No Opt. Call	B2 (4)	62,840
	Bonds, Series 2001B, 6.125%, 7/15/11 (ETM)
845	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2 (4)	887,537
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
725	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	AAA	820,845
	Series 2005, 5.500%, 6/01/26 (Pre-refunded 6/01/15)
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+ (4)	532,840
	College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)
10,765	Total U.S. Guaranteed			11,421,550
	Utilities – 2.2% (1.5% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,016,290
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
	Water and Sewer – 2.7% (1.8% of Total Investments)
500	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	548,909
545	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	709,355
	13.115%, 10/01/15 (IF)
1,045	Total Water and Sewer			1,258,264
$ 69,890	Total Investments (cost $67,941,042) – 150.8%			69,589,529
	Floating Rate Obligations – (3.6)%			(1,640,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.4)% (5)			(22,800,000)
	Other Assets Less Liabilities – 2.2%			993,266
	Net Assets Applicable to Common Shares – 100%			$ 46,142,795

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$69,589,529	$ —	$69,589,529

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2010, the cost of investments was $66,276,077.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 3,373,317
Depreciation	(1,699,180)
Net unrealized appreciation (depreciation) of investments	$ 1,674,137

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 29, 2010